Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Loans Issued and Guarantees Granted (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Loans issued and guarantees granted in € m. Jun 30, 2023 Dec 31, 2022 Loans outstanding, beginning of period 119 153 Net movement in loans during the period (72) (34) Changes in the group of consolidated companies 0 0 Exchange rate changes/other 22 0 Loans outstanding, end of period1 70 119 Other credit risk related transactions: Allowance for loan losses 1 0 Provision for loan losses 0 0 Guarantees and commitments 3 5 1 Loans past due were € 0 million as of June 30, 2023, and € 0 million as of December 31, 2022. For the total loans the Group held collateral of € 0 million and € 0 million as of June 30, 2023, and December 31, 2022, respectively
Deposits Received (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Deposits received in € m. Jun 30, 2023 Dec 31, 2022 Deposits, beginning of period 31 63 Net movement in deposits during the period (3) (32) Changes in the group of consolidated companies 0 0 Exchange rate changes/other 0 0 Deposits, end of period 28 31